UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tykhe Capital LLC
Address: 330 Madison Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Garon
Title:     Partner
Phone:     (212) 342-8000

Signature, Place, and Date of Signing:

     /S/     Ross Garon     New York, NY     November 08, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $89,883 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       DBCV  3.500%11/1 037389AT0     4401  2953000 SH       SOLE                  2953000        0        0
BARRICK GOLD CORP              COM              067901108     8715   300000 SH       SOLE                   300000        0        0
BROADCOM CORP                  CL A             111320107     3754    80000 SH       SOLE                    80000        0        0
COEUR D ALENE MINES CORP IDA   COM              192108108     1692   400000 SH       SOLE                   400000        0        0
COMVERSE TECHNOLOGY INC        DEBT         5/1 205862AL9     2295  1500000 SH       SOLE                  1500000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     2594   268500 SH       SOLE                   268500        0        0
CTRIP COM INTL LTD             ADR              22943F100     1282    20000 SH       SOLE                    20000        0        0
DUKE ENERGY CORP               NOTE  1.750% 5/1 264399EJ1    17858 14500000 SH       SOLE                 14500000        0        0
FISHER SCIENTIFIC INTL INC     NOTE  2.500%10/0 338032AW5     3518  2500000 SH       SOLE                  2500000        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      802    30000 SH       SOLE                    30000        0        0
GOLDCORP INC NEW               COM              380956409     2004   100000 SH       SOLE                   100000        0        0
HALLIBURTON CO                 NOTE  3.125% 7/1 406216AM3     4824  3000000 SH       SOLE                  3000000        0        0
INTERNATIONAL GAME TECHNOLOG   DBCV         1/2 459902AL6     1465  2000000 SH       SOLE                  2000000        0        0
JETBLUE AWYS CORP              COM              477143101      216     2000 SH  Put  SOLE                     2000        0        0
MICRON TECHNOLOGY INC          NOTE  2.500% 2/0 595112AG8     2609  2000000 SH       SOLE                  2000000        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      486      500 SH  Call SOLE                      500        0        0
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1 69352JAE7    26937 20700000 SH       SOLE                 20700000        0        0
SANDISK CORP                   COM              80004C101      241     5000 SH       SOLE                     5000        0        0
TEKELEC                        COM              879101103     4190   200000 SH       SOLE                   200000        0        0